Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	$ 108,971	$ 102,884	$ 92,663
Oil and gas properties [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	89,344	83,276	72,130
Machinery [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	16,820	16,708	17,958
Furniture and Fixtures [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	2,317	2,096	1,579
Buildings and improvements
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	490	804	996
Productive Land [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	106,164	99,984	90,088
Administrative Assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	$ 2,807	$ 2,900	$ 2,575